Notes to the Balance Sheet - Summary of Sensitivity Analysis Royalty Pharma - Financial Liability (Details) - Financial Liabilities from Future Payments to Royalty Pharma [Member] - Change in variable factors on Revenues [Member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 11.4	€ 11.4
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (11.4)	€ (11.4)